Document And Entity Information	12 Months Ended
Aug. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	ORGANIGRAM HOLDINGS INC.
Entity Central Index Key	0001620737
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding	156,196,347
Document Type	40-F/A
Document Period End Date	Aug. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false